Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Leases
Lessee, Operating Lease, Existence of Residual Value Guarantee [true false]	false	false
Weighted average remaining lease term	2 months 1 day	2 months 1 day	10 months 28 days	10 months 28 days
Weighted average discount rate	4.75%	4.75%	7.80%	7.80%
Operating lease cost	¥ 2,496	$ 383	¥ 2,930	$ 421
Short-term lease cost	0		0
Variable lease cost	¥ 0		¥ 0